Interest Expense - Schedule of Interest Expense (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Interest Expense [Abstract]
Interest on SVB debt facility (Note 11)	$ 1,162,773	$ 958,669
Other interest and accretion	7,400	24,187
Total	$ 1,170,173	$ 982,856